Short-term Borrowings and Long-term Debt (Narrative) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Line of Credit Facility [Line Items]
Unused lines of credit for short-term financing	¥ 8,486,059	¥ 10,750,175